Cash Flow Information	12 Months Ended
Mar. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Cash Flow Information
5. Cash Flow Information
The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2024 and 2025, respectively.

	Millions of yen
	2024	2025
Cash and Cash Equivalents	¥1,032,810	¥1,206,573
Restricted Cash	152,497	115,410

Cash, Cash Equivalents and Restricted Cash	¥1,185,307	¥1,321,983

Cash payments during fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	2023	2024	2025
Cash payments:
Interest	¥117,759	¥182,633	¥168,101
Income taxes, net	187,246	3,507	113,122
The main
non-cash
activities in fiscal 2023, 2024 and 2025 are as follows.
In fiscal 2023, 2024 and 2025, real estate under operating leases of ¥750 million, ¥9,442 million and ¥12,494 million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral. In fiscal 2023, 2024 and 2025, other assets of ¥12 million, ¥29 million and ¥2 million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral. In fiscal 2024 and 2025, investment in securities of ¥3,452 million and ¥311 million, were recognized with the corresponding amounts of installment loans being derecognized as a result of restructuring.
In fiscal 2023, assets and liabilities decreased by ¥7,752 million and ¥3,916 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of operating lease assets, and the derecognized liabilities mainly consist of long-term debt. In fiscal 2024, assets and liabilities decreased by ¥1,777 million and ¥0 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of other liabilities. In fiscal 2025, assets and liabilities

decreased by ¥
3,201
million and ¥
1,051

million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of long-term debt. Derecognition of these assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions.
ROU assets obtained in exchange for lease liabilities were not included in cash flows from investing activities or financing activities because they did not involve cash transactions. For further information, see Note 6 “Leases.”